UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Ferlang
Title:     Manager
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Ferlang     New York, New York     November 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $365,411 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103    38329   520000 SH       SOLE                   520000
ARRHYTHMIA RESH TECHNOLOGY I   COM PAR $0.01    042698308      180    16100 SH       SOLE                    16100
ASSURED GUARANTY LTD           COM              G0585R106    16866   704800 SH       SOLE                   704800
BIOLASE TECHNOLOGY INC         COM              090911108      713   100000 SH       SOLE                   100000
CF INDS HLDGS INC              COM              125269100     5924   400000 SH       SOLE                   400000
CONSECO INC                    COM NEW          208464883    17205   815000 SH       SOLE                   815000
COVANTA HOLDINGS CORP          COM              22282E102    34922  2600272 SH       SOLE                  2600272
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102      956     5500 SH       SOLE                     5500
FORWARD INDS INC N Y           COM NEW          349862300     8050   343000 SH       SOLE                   343000
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106    31240  2150000 SH       SOLE                  2150000
GRAFTECH INTL LTD              COM              384313102    19874  3660000 SH       SOLE                  3660000
KEYNOTE SYS INC                COM              493308100    14278  1100000 SH       SOLE                  1100000
LOEWS CORP                     COM              540424108    30033   325000 SH       SOLE                   325000
MARTHA STEWART LIVING OMNIME   CL A             573083102     3878   155000 SH       SOLE                   155000
NOVELIS INC                    COM              67000X106     9157   427100 SH       SOLE                   427100
PETROKAZAKHSTAN INC            COM              71649P102    13608   250000 SH       SOLE                   250000
PXRE GROUP LTD                 COM              G73018106    21536  1600000 SH       SOLE                  1600000
RURAL / METRO CORP             COM              781748108      323    36500 SH       SOLE                    36500
RYERSON TULL INC NEW           COM              78375P107    27690  1300000 SH       SOLE                  1300000
SCOTTISH RE GROUP LTD          ORD              G7885T104    27774  1165000 SH       SOLE                  1165000
TASER INTL INC                 COM              87651B104      309    50000 SH       SOLE                    50000
USEC INC                       COM              90333E108    15112  1354100 SH       SOLE                  1354100
WASHINGTON MUT INC             COM              939322103    27454   700000 SH       SOLE                   700000